Jun. 03, 2020
Kirr, Marbach Partners Value Fund
Kirr, Marbach Partners Value Fund

KIRR MARBACH PARTNERS FUNDS, INC.
Kirr Marbach Partners Value Fund (the “Fund”)
SUPPLEMENT TO PROSPECTUS

Dated June 3, 2020

Supplement to Prospectus dated January 24, 2020

The Prospectus dated January 24, 2020 is being supplemented to reflect the removal of the non-fundamental restriction that, under normal circumstances, 50% or more of the Fund’s investments will consist of common stocks of medium capitalization companies and, accordingly, the Prospectus is updated to reflect this change as indicated below.

Page 2 of Prospectus

The “Principal Investment Strategies of the Fund” and the “Principal Risks of Investing in the Fund” sub-sections under the “Summary” section are replaced with the following:

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing in common stocks of companies with small-capitalizations (<$1 billion), medium-capitalizations ($1-$15 billion) and large-capitalizations (>$15 billion). Under normal circumstances, at least 65% of the Fund’s total assets will consist of common stocks or other equity securities. The Adviser generally follows a value approach to investing for the Fund. Accordingly, the Fund will focus on securities of companies that the Adviser believes are undervalued relative to their intrinsic worth and possess certain characteristics that the Adviser believes will lead to a higher market price over time.

Principal Risks of Investing in the Fund

Stock Market Risk. Equity Funds like the Fund are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value.

Stock Selection Risk. The stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising.

Medium-Cap/Small-Cap Risk. Medium-capitalization and small-capitalization companies may not have the size, resources or other assets of large-capitalization companies. The securities of medium-capitalization and small-capitalization companies may fluctuate more than those of large-capitalization companies. Small-capitalization stocks often are very sensitive to changing economic conditions and market downturns because small-capitalization issuers typically have narrower markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. Accordingly, the stocks of small-capitalization companies may be more volatile than those of larger issuers. Additionally, the securities of medium-capitalization and small-capitalization companies may be less liquid than those of large-capitalization companies, meaning the Fund might have greater difficulty selling such securities at a time and price that the Fund would like.

Foreign Investment Risk. The Fund’s foreign investments may increase or decrease in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investments. Many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. The costs of foreign investing also tend to be higher than the costs of investing in domestic securities.

Investment Risk. You should be aware that you may lose money by investing in the Fund. Because of the Fund’s focus on value investing, it may not be a complete investment program for the equity portion of your portfolio.

Page 4 of the Prospectus

The “What will the Fund invest in?” sub-section under the “Highlights and Risks” section is replaced with the following:

What will the Fund invest in?

The Fund invests primarily in common stocks or other equity securities. Under normal circumstances, at least 65% of the Fund’s total assets will consist of common stocks or other equity securities. From time to time, the Fund may also invest in foreign securities in pursuing its investment objective. The Fund attempts to achieve its goal by choosing investments that the Adviser believes will increase in value. The stocks selected for the Fund will be those the Adviser believes are currently undervalued, i.e., those stocks trading at a discount to intrinsic value. The Fund will typically invest in common stocks of companies with small-capitalizations, medium-capitalizations and large-capitalizations. Current income from dividends or interest is not an important factor in selecting investments for the Fund. The Fund cannot guarantee that it will achieve its goal. For more information, see “How the Fund Invests.”

Page 5 of the Prospectus

The “What are the main risks of investing in the Fund?” sub-section under the “Highlight and Risks” section is replaced with the following:

What are the main risks of investing in the Fund?

The main risks of investing in the Fund are:

●	Stock Market Risk: Equity Funds like the Fund are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value.

●	Stock Selection Risk: The stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising.

●	Medium-Cap/Small-Cap Risk: Medium-capitalization and small-capitalization companies may not have the size, resources or other assets of large-capitalization companies. The securities of medium-capitalization and small-capitalization companies may fluctuate more than those of large-capitalization companies. Small-capitalization stocks often are very sensitive to changing economic conditions and market downturns because small-capitalization issuers typically have narrower markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. Accordingly, the stocks of small-capitalization companies may be more volatile than those of larger issuers. Additionally, the securities of medium-capitalization and small-capitalization companies may be less liquid than those of large-capitalization companies, meaning the Fund might have greater difficulty selling such securities at a time and price that the Fund would like.

●	Liquidity Risk: The Adviser may not be able to sell stocks at an optimal price or time.

●	Foreign Investment Risk: The Fund’s foreign investments may increase or decrease in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investments. Many foreign securities are less liquid and their prices are more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects. The costs of foreign investing also tend to be higher than the costs of investing in domestic securities.

●	Investment Risk: You should be aware that you may lose money by investing in the Fund. Because of the Fund’s focus on value investing, it may not be a complete investment program for the equity portion of your portfolio.